Earnings per Share - Calculation of Basic and Diluted Number of Weighted Average Outstanding Shares (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Earnings Per Share [Abstract]
Basic and diluted net loss available to common shareholders (in thousands)	$ (7,733)	$ (3,159)	$ (10,990)	$ (2,463)
Basic weighted average number of shares	55,832,069	55,656,304	55,756,897	55,601,772
Diluted weighted average number of shares	55,832,069	55,656,304	55,756,897	55,601,772